Segments Information	12 Months Ended
Oct. 31, 2024
Segments Information [Abstract]
SEGMENTS INFORMATION

NOTE 16 — SEGMENTS INFORMATION

The Company believes that it operates in two business segments which comprised of products sales and franchise service; and it operates in one geographical location China. The Company disaggregates its revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Summarized financial information for the two reportable segments is as follows:

	Year Ended October 31, 2024
	Product Sales	Franchise fees	Consolidated
Revenues, net	707,231	1,674,620	2,381,851
Cost of revenues	88,983	106,353	195,336
Gross profit	618,248	1,568,267	2,186,515
Depreciation and amortization	18,636	4,050	22,686
Other (income) expense, net	742,202	628,206	1,370,408
Income tax expenses (benefits)	(23,992)	338,852	314,860
Net Income (loss)	(118,598)	597,159	478,561
	Year Ended October 31, 2023
	Product Sales	Franchise fees	Consolidated
Revenues, net	648,745	1,810,357	2,459,102
Cost of revenues	141,785	169,204	310,989
Gross profit	506,960	1,641,153	2,148,113
Depreciation and amortization	4,936	15,127	20,063
Other (income) expense, net	558,094	388,387	946,481
Income tax expense (benefit)	(17,163)	346,690	329,527
Net Income (loss)	(38,907)	890,949	852,042

	Year Ended October 31, 2022
	Product Sales	Franchise fees	Consolidated
Revenues, net	981,835	937,554	1,919,389
Cost of revenues	373,015	136,147	509,162
Gross profit	608,820	801,407	1,410,227
Depreciation and amortization	3,446	27,045	30,491
Other (income) expense, net	900,908	288,818	1,189,726
Income tax benefits	(1,288)	—	(1,288)
Net Income (loss)	(294,246)	485,544	191,298

Summarized financial information for revenues, costs and profits is as follows

Sales revenues comprised of the following:

	Year Ended
	October 31, 2024		October 31, 2023		October 31, 2022
Products sales – Non-franchisees	355,832	15%	302,505	12%	334,419	17%
Product Sales – Franchisees	351,399	15%	346,240	14%	647,416	34%
Franchise fees	1,674,620	70%	1,810,357	74%	937,554	49%
Total	2,381,851	100%	2,459,102	100%	1,919,389	100%

Direct costs comprised of the following:

	Year Ended
	October 31, 2024		October 31, 2023		October 31, 2022
Products sales – Non-franchisees	21,390	11%	45,770	15%	54,282	11%
Product Sales – Franchisees	67,593	35%	96,015	31%	318,733	62%
Franchise fees	106,353	54%	169,204	54%	136,147	27%
Total	195,336	100%	310,989	100%	509,162	100%

Gross profit comprised of the following:

	Year Ended
	October 31, 2024		October 31, 2023		October 31, 2022
Products sales – Non-franchisees	334,442	15%	256,735	12%	280,137	20%
Product Sales – Franchisees	283,806	13%	250,225	12%	328,683	23%
Franchise fees	1,568,267	72%	1,641,153	76%	801,407	57%
Total	2,186,515	100%	2,148,113	100%	1,410,227	100%